Additional information-condensed financial statements of Weibo Corporation (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements of cash flow
Net cash provided by (used in) operating activities	$ (24,679)	$ (9,369)	$ (103,642)
Net cash used in investing activities	21,045	(153,365)	(136,526)
Net cash provided by financing activities	42,695	406,753	229,368
Cash and cash equivalents at the beginning of the year	246,436	2,906	13,688
Cash and cash equivalents at the end of the year	283,462	246,436	2,906
Weibo Corporation
Statements of cash flow
Net cash provided by (used in) operating activities	13,152	(19,629)	(3)
Net cash used in investing activities	(6,701)	(218,908)	(117,564)
Net cash provided by financing activities	40,628	421,370	108,523
Net increase (decrease) in cash and cash equivalents	47,079	182,833	(9,044)
Cash and cash equivalents at the beginning of the year	182,871	38	9,082
Cash and cash equivalents at the end of the year	229,950	182,871	38
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA (refund to SINA)*	$ (7,536)	$ 19,346	$ 121,083